Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		99 Months Ended	108 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
NET REVENUES	$ 8,000		$ 16,000	$ 7,500	$ 14,250	$ 8,000	$ 22,250	$ 38,250
OPERATING EXPENSES:
Consulting fees			6,668		150,050	1,155,500	1,305,550	1,312,218
Professional fees	7,662	3,910	20,631	13,092	17,608	40,406	72,414	93,045
Salary and compensation - officer and director						260,000	260,100	260,100
General and administrative expenses	1,193	291	1,465	430	2,099	2,440	4,539	6,004
Total operating expenses	8,855	4,201	28,764	13,522	169,757	1,458,346	1,642,603	1,671,367
LOSS BEFORE INCOME TAX PROVISION	(855)	(4,201)	(12,764)	(6,022)	(155,507)	(1,450,346)	(1,620,353)	(1,633,117)
INCOME TAX PROVISION
NET LOSS	$ (855)	$ (4,201)	$ (12,764)	$ (6,022)	$ (155,507)	$ (1,450,346)	$ (1,620,353)	$ (1,633,117)
NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted common shares outstanding
- basic and diluted	32,574,360	29,640,000	32,574,360	29,640,000	30,210,733	18,134,904